CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash Flows from Operating Activities
Net Income	$ (46)	$ 1,230	$ 242	$ 1,133	$ 631	$ 6
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	146	53	79	211	4	50
Deferred income taxes	(6)	(85)	4	(162)	1	(5)
Share-based compensation expense	11	27	14	31		1
Amortization of debt issuance costs and discount on debt			1	10		9
Amortization of debt issuance costs	4	6
Loss on extinguishment of debt	4
Pension and postretirement healthcare benefit (income) expense, net	4	2	4	5		(11)
Gain on bargain purchase		(1,055)		(1,055)
Provision for environmental remediation and restoration, net of reimbursements						(49)
Other noncash items affecting net income	(2)	60	(7)	201		5
Reorganization items					(954)	(37)
Contributions to employee pension and postretirement plans			(8)	(31)		(7)
Changes in assets and liabilities (net of effects of acquisition):
(Increase) decrease in accounts receivable	(49)	50	(58)	83	(10)	(11)
(Increase) decrease in inventories	90	(215)	(64)	(222)	(15)	(7)
(Increase) decrease in prepaids and other assets		(1)	28	16	36	20
Increase (decrease) in accounts payable and accrued liabilities	(49)	(96)	(28)	(107)	24	100
Increase (decrease) in taxes payable	(19)	(2)	26	2		(1)
Other, net	(9)	(21)	30	3		14
Cash provided by (used in) operating activities	79	(47)	263	118	(283)	77
Cash Flows from Investing Activities
Capital expenditures	(79)	(48)	(133)	(166)	(6)	(45)
Cash paid in acquisition of minerals sands business		(1)		(1)
Cash received in acquisition of minerals sands business		115		115
Proceeds from the sale of assets			1
Cash provided by (used in) investing activities	(79)	66	(132)	(52)	(6)	(45)
Cash Flows from Financing Activities
Reductions of debt	(180)	(554)	(45)	(585)		(425)
Proceeds from borrowings	945	777	14	1,707	25	425
Debt issuance costs	(28)	(20)	(5)	(38)	(2)	(15)
Merger consideration		(193)		(193)
Class A ordinary share repurchases		(2)		(326)
Shares purchased for the Employee Participation Plan				(15)
Dividends paid	(57)			(61)
Proceeds from conversion of warrants	1		1	1
Proceeds from rights offering					185
Fees related to rights offering and other related debt costs						(17)
Cash provided by (used in) financing activities	681	8	(35)	490	208	(32)
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	5	(3)	6		(1)
Net Increase (Decrease) in Cash and Cash Equivalents	673	32	93	562	(81)	(1)
Cash and Cash Equivalents at Beginning of Period	716	154	61	154	142	143
Cash and Cash Equivalents at End of Period	1,389	186	154	716	61	142
Supplemental Cash Flow Information:
Interest paid			29	34	3	40
Net income taxes paid			$ 8	$ 26		$ 6